STOCK WARRANTS AND STOCK OPTIONS (Details 2) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Expected Volatility	180.00%		180.00%
Risk free interest rate	0.13%		0.13%
Stock Options [Member]
Exercise Price		$ 2
Expected Volatility		153.00%
Risk free interest rate		0.29%		1.61%
Expected Life			5 years
Dividend yield	0.00%	0.00%	0.00%	0.00%
Stock Options [Member] | Maximum [Member]
Exercise Price	$ 3.38		$ 3.30	$ 1.039
Expected Volatility	158.00%		171.00%	146.00%
Risk free interest rate	0.34%		0.43%	1.70%
Expected Life	5 years			7 years 2 months 1 day
Stock Options [Member] | Minimum [Member]
Exercise Price	$ 2.77		$ 1.645	$ 0.026
Expected Volatility	152.00%		163.00%	133.00%
Risk free interest rate	0.27%		0.19%	1.61%
Expected Life	2 years			2 years